SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Sep. 30, 2016
Stockholders' Equity Note [Abstract]
Schedule of changes in number of shares outstanding under equity incentive plans
Changes in number of restricted shares outstanding under the Trust's equity incentive plans are shown below:

	Years Ended September 30,
	2016	2015	2014
Outstanding at beginning of the year	672,875	648,225	627,425
Issued	141,050	142,950	140,600
Cancelled	(16,850)	—	(300)
Vested	(130,300)	(118,300)	(119,500)
Outstanding at the end of the year	666,775	672,875	648,225

Schedule of compensation expense recorded for all incentive plans
The following table reflects the compensation expense recorded for all incentive plans (dollars in thousands):

	Years Ended September 30,
	2016	2015	2014
Restricted stock grants	$859	$906	$805
Restricted stock units	146	—	—
Total compensation	$1,005	$906	$805

Schedule of computation of basic and diluted earnings per share
The following table sets forth the computation of basic and diluted earnings (loss) per share (dollars in thousands):

	2016	2015	2014
Numerator for basic and diluted earnings per share attributable to common shareholders:
Net income (loss) attributable to common shareholders	$31,289	$(2,388)	$(9,454)
Denominator:
Denominator for basic earnings per share—weighted average shares	14,017,279	14,133,352	14,265,589
Denominator for diluted earnings per share—adjusted weighted average shares and assumed conversions	14,017,279	14,133,352	14,265,589
Basic earnings (loss) per share	$2.23	$(0.17)	$(0.66)
Diluted earnings (loss) per share	$2.23	$(0.17)	$(0.66)